ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Liabilities

A summary of accrued liabilities is as follows:

	December 31,
(Dollars in thousands)	2011	2010
Accrued interest	$48,391	$48,606
Payroll and employee benefit costs	48,930	47,981
Accrued sales rebates	15,039	13,677
Restructuring costs	10,763	—
Derivatives	10,047	2,327
Accrued taxes — other than income	1,404	1,461
Freight and other	5,108	4,871

Accrued liabilities	$139,682	$118,923